CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Interest and dividend income:
Loans, including fees	$ 14,405	$ 11,365
Securities, taxable	1,537	1,535
Securities, tax-exempt	186	22
Interest-bearing deposits and other	57	54
Total interest income	16,185	12,976
Interest expense:
Deposits	1,229	1,480
Total interest expense	1,229	1,480
Net interest income	14,956	11,496
Provision for loan losses	195	108
Net interest income after provision for loan losses	14,761	11,388
Noninterest income:
Service charges on deposit accounts	323	76
Income on bank owned life insurance	286	307
Mortgage banking income	351
Gain on sales of securities	149	234
Loss on sales of real estate owned	(6)	(11)
Other	316	2
Total noninterest income	1,419	608
Noninterest expense:
Salaries and employee benefits	5,277	3,629
Occupancy and equipment	1,060	664
Data processing	424	264
Professional and supervisory fees	830	773
Office expense	243	136
Advertising	98	74
FDIC deposit insurance	220	157
Provision for real estate owned and related expenses	307	259
Other	519	351
Total noninterest expense	8,978	6,307
Income before income taxes	7,202	5,689
Income tax expense	2,690	2,050
Net income	4,512	3,639
Other comprehensive income (loss)
Unrealized gain on securities available-for-sale	348	851
Tax effect	(134)	(324)
Reclassification adjustment for gains realized in net income	(149)	(234)
Tax effect	56	91
Total other comprehensive gain	121	384
Comprehensive income	$ 4,633	$ 4,023
Basic net income per share: (Note 3) (in dollars per share)	$ 0.79	$ 0.64
Diluted net income per share: (Note 3) (in dollars per share)	0.78	0.64
Dividends declared per share: (in dollars per share)	$ 0.40	$ 0.40